ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
	As of December 31,
	2015	2016
	US$	US$

Accounts receivable	3,748,398	1,645,237
Less: allowance for doubtful accounts	-	-
	3,748,398	1,645,237